PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya Target
Retirement 2025 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 43 .6%
53,458  iShares Core S&P Mid-
Cap ETF
$ 3,308,516
3 .8
10,014  iShares Core S&P
Small-Cap ETF
1,166,631
1 .3
108,111  iShares Core U.S.
Aggregate Bond ETF
10,838,128
12 .4
121,722  Schwab U.S. TIPS
ETF
6,442,745
7 .3
98,791  SPDR Portfolio High
Yield Bond ETF
2,351,226
2 .7
130,787  Vanguard FTSE
Developed Markets
ETF
6,851,931
7 .8
19,071  Vanguard FTSE
Emerging Markets ETF
852,855
1 .0
28,228  Vanguard Long-Term
Treasury ETF
1,707,794
1 .9
8,222  Vanguard Short-Term
Bond ETF
643,289
0 .7
35,107  Vanguard Short-Term
Corporate Bond ETF
2,770,293
3 .2
26,151  Vanguard Total
International Bond ETF
1,301,274
1 .5
Total Exchange-Traded
Funds
(Cost $36,233,874)
38,234,682
43 .6
MUTUAL FUNDS : 56 .4%
Affiliated Investment Companies : 28 .2%
2,308,461  Voya Intermediate
Bond Fund - Class R6
20,545,300
23 .4
298,481  Voya Multi-Manager
International Equity
Fund - Class I
3,325,082
3 .8
74,930  Voya VACS Series
EME Fund
864,693
1 .0
24,735,075
28 .2
Unaffiliated Investment Companies : 28 .2%
397,171  Nuveen S&P 500 Index
Fund - Class R6
24,700,070
28 .2
Total Mutual Funds
(Cost $43,206,408)
49,435,145
56 .4
Total Long-Term
Investments
(Cost $79,440,282)
87,669,827
100 .0
Total Investments in
Securities
(Cost $79,440,282) $ 87,669,827 100 .0
Assets in Excess of
Other Liabilities 37,249 0.0
Net Assets $ 87,707,076 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)
2
Voya Target
Retirement 2025 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 38,234,682 $ — $ — $ 38,234,682
Mutual Funds 49,435,145 — — 49,435,145
Total Investments, at fair value $ 87,669,827 $ — $ — $ 87,669,827
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 2,432,137 $ 154,822 $ (2,653,108) $ 66,149 $ — $ 18,729 $ (2,502) $ —
Voya Intermediate Bond Fund -
Class R6
17,524,580 3,958,101 (1,621,605) 684,224 20,545,300 232,400 30,425 —
Voya Multi-Manager International
Equity Fund - Class I
3,052,968 546,280 (399,816) 125,650 3,325,082 — 54,283 —
Voya VACS Series EME Fund
804,458 88,726 (58,776) 30,285 864,693 — 7,193 —
$ 23,814,143 $ 4,747,929 $ (4,733,305) $ 906,308 $ 24,735,075 $ 251,129 $ 89,399 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 8,323,691
Gross Unrealized Depreciation (94,145)
Net Unrealized Appreciation $ 8,229,546